RELATED PARTY TRANSACTIONS (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
RELATED PARTY TRANSACTIONS
Schedule of shares earned by related party
Officer and Director	Initial Share Awards Under the Contracts	Additional Shares Earned to Maintain Ownership Percentage	Total Shares Earned
President	1,028,910	14,487,669	15,516,579
Chief Financial Officer	617,346	7,476,173	8,093,519
Total	1,646,256	21,963,842	23,610,098

Officer and Director	Initial Share Awards Under the Contracts	Additional Shares Earned to Maintain Ownership Percentage	Total Shares Earned
President	1,028,910	10,052,269	11,081,179
Chief Financial Officer	617,346	5,258,723	5,876,069
Total	1,646,256	15,310,992	16,957,248

Schedule of future outstanding shares
Officer and Director	Fiscal Year Annualized Compensation Being Paid
President	$250,000
Chief Financial Officer	$180,000
Total	$430,000

Schedule of annual salary and annual severance amounts
Officer and Director	Fiscal Year Annualized Compensation Base Being Paid	Non-dilutive shares percentage
President and CEO (2)	$252,000	12%
Chief Financial Officer (1)	$180,000	6%
Director (3)	$20,000	-
Total	$452,000	18%